SEGMENTED REPORTING (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Disclosure of detailed information about entity reportable segments [Table Text Block]
December 31, 2021
	Property, plant and equipment	Intangible assets	Exploration and evaluation
Congo	$1,118,622	-	$38,271,725
Canada	$150,812	-	-
	$1,269,434	-	$38,271,725
December 31, 2020
	Property, plant and equipment	Intangible assets	Exploration and evaluation
Congo	$205,189	-	$31,623,192
Canada	$322,715	$1	-
	$527,904	$1	$31,623,192